SHARE-BASED COMPENSATION PLAN - Restricted shares plan (Details) - Restricted Stock		12 Months Ended
	Mar. 31, 2022 EquityInstruments	Dec. 31, 2022 EquityInstruments R$ / shares
SHARE-BASED COMPENSATION PLAN
Restricted stock measurement period		60 days
Vesting period		12 months
Lock up period		36 months
Shares Granted		317,211
2018 Plan
SHARE-BASED COMPENSATION PLAN
Shares Granted	130,435
2020 Plan
SHARE-BASED COMPENSATION PLAN
Price on grant date | R$ / shares		R$ 51.70
Shares Granted		106,601
2021 Plan
SHARE-BASED COMPENSATION PLAN
Price on grant date | R$ / shares		R$ 53.81
Shares Granted		108,010
2022 Plan
SHARE-BASED COMPENSATION PLAN
Price on grant date | R$ / shares		R$ 52.00
Shares Granted		102,600